Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “Compensation Actually Paid” calculated in a manner prescribed by applicable SEC rules and certain Company performance measures for the fiscal years listed below. As identified in the footnotes to the table, the determination of Compensation Actually Paid includes adjustments to reflect, among other things, period-to-period
changes in the value of unvested equity awards. Accordingly, such amounts do not reflect the value of compensation actually delivered to, or received by, our executive officers in the period reported in the table, as the amount of actual compensation received by any executive officers depends on whether the conditions for vesting of awards are satisfied and the value of our common stock on the date such awards vest.
Pay Versus Performance

Fiscal Year (1) (a)	Summary Compensation Table Total for PEO (2) (b)	Compensation Actually Paid to PEO (2)(3)(4) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (5) (d)	Average Compensation Actually Paid to Non-PEO NEOs (3)(4)(5) (e)	Value of Initial Fixed $100 Investment in Pyxus International, Inc. (6) (f)	Net Income (Loss) (in millions) (7) (h)
2025	$3,639,225	$3,794,225	$1,418,815	$1,467,765	$275.86	$15.2
2024	$2,346,256	$2,432,656	$1,174,407	$1,212,507	$206.90	$2.7
2023	$1,738,303	$1,684,303	$852,247	$826,747	$82.76	$(39.1)

(1)	For the fiscal year ended March 31.
(2)	The PEO (or, Principal Executive Officer) for each of fiscal years presented is J. Pieter Sikkel.
(3)	Deductions from, and additions to, total compensation in the Summary Compensation Table for fiscal year 2025 to calculate Compensation Actually Paid include:

	2025
	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	3,639,225	1,418,815
Adjustments
Adjustment for grant date values in the Summary Compensation Table	(1,085,000)	(342,650)
Year-end fair value of unvested awards granted in the current year	1,240,000	391,600
Year-over-year difference of year-end fair values for unvested awards granted in prior years	—	—
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	—	—
Forfeitures during current year equal to prior year-end fair value	—	—
Dividends or dividend equivalents not otherwise included in the total compensation	—	—
Total Adjustments	155,000	48,950
Compensation Actually Paid (as calculated)	3,794,225	1,467,765

(4)	Equity valuations assumptions for calculating Compensation Actually Paid are not materially different from grant date valuation assumptions.
(5)
The
Non-PEO
NEOs for fiscal year: (i) 2025 are Dustin L Styons and Scott A. Burmeister; (ii) 2024 were Flavia B. Landsberg and Scott A. Burmeister; and (iii) 2023 were Flavia B. Landsberg and William L. O’Quinn, Jr.

(6)
Such amount represents Pyxus’ cumulative total shareholder return (“TSR”) for the period beginning on the last trading day of the year preceding the earliest year presented in the table and ending the last trading day of the fiscal year presented in the table. For the three fiscal years presented, the TSR calculation assumes an investment of $100 in Pyxus common stock made on March 31, 2022 and reports the value of that investment as of March 31, 2023, 2024, and 2025, respectively.

(7)	Such amount is the net income (loss) attributable to Pyxus International, Inc.

Named Executive Officers, Footnote
(5)
The
Non-PEO
NEOs for fiscal year: (i) 2025 are Dustin L Styons and Scott A. Burmeister; (ii) 2024 were Flavia B. Landsberg and Scott A. Burmeister; and (iii) 2023 were Flavia B. Landsberg and William L. O’Quinn, Jr.

PEO Total Compensation Amount	$ 3,639,225	$ 2,346,256	$ 1,738,303
PEO Actually Paid Compensation Amount	$ 3,794,225	2,432,656	1,684,303
Adjustment To PEO Compensation, Footnote
(3)	Deductions from, and additions to, total compensation in the Summary Compensation Table for fiscal year 2025 to calculate Compensation Actually Paid include:

	2025
	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	3,639,225	1,418,815
Adjustments
Adjustment for grant date values in the Summary Compensation Table	(1,085,000)	(342,650)
Year-end fair value of unvested awards granted in the current year	1,240,000	391,600
Year-over-year difference of year-end fair values for unvested awards granted in prior years	—	—
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	—	—
Forfeitures during current year equal to prior year-end fair value	—	—
Dividends or dividend equivalents not otherwise included in the total compensation	—	—
Total Adjustments	155,000	48,950
Compensation Actually Paid (as calculated)	3,794,225	1,467,765

Non-PEO NEO Average Total Compensation Amount	$ 1,418,815	1,174,407	852,247
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,467,765	1,212,507	826,747
Adjustment to Non-PEO NEO Compensation Footnote
(3)	Deductions from, and additions to, total compensation in the Summary Compensation Table for fiscal year 2025 to calculate Compensation Actually Paid include:

	2025
	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	3,639,225	1,418,815
Adjustments
Adjustment for grant date values in the Summary Compensation Table	(1,085,000)	(342,650)
Year-end fair value of unvested awards granted in the current year	1,240,000	391,600
Year-over-year difference of year-end fair values for unvested awards granted in prior years	—	—
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	—	—
Forfeitures during current year equal to prior year-end fair value	—	—
Dividends or dividend equivalents not otherwise included in the total compensation	—	—
Total Adjustments	155,000	48,950
Compensation Actually Paid (as calculated)	3,794,225	1,467,765

Compensation Actually Paid vs. Total Shareholder Return	Relationship of Executive Compensation Actually Paid to TSR of Pyxus
Compensation Actually Paid vs. Net Income	Relationship of Executive Compensation Actually Paid to Net Income (Loss)
Total Shareholder Return Amount	$ 275.86	206.9	82.76
Net Income (Loss)	$ 15,200,000	$ 2,700,000	$ (39,100,000)
PEO Name	J. Pieter Sikkel
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 155,000
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,085,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,240,000
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	48,950
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(342,650)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 391,600